Annual Fund Operating Expenses - PIMCO RAE PLUS Small Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.86%
I-2
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.96%
A
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.21%
C
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.96%
R
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.46%

[1]	“Other Expenses” include interest expense of 0.02%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.84%, 0.94%, 1.19%, 1.94% and 1.44% for Institutional Class, I-2, Class A, Class C and Class R shares, respectively.